Financial risk management (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) numeral process	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
At December [Abstract]
Fraud risk, number of processes to control fraud risk | process	2
Credit and Liquidity Risk: level of risk for card issuers | numeral	3
Payables to third parties	R$ 18,072,898	R$ 13,217,150
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Deposits	11,995,288	3,133,996	R$ 766,086
Borrowings	0	1,005,787
Due within 30 days
At December [Abstract]
Payables to third parties	13,354,285	10,415,882
Trade payables	397,335	573,570
Payables to related parties	0	0
Deposits	876,415	655,289
Borrowings		0
Due within 31 to 120 days
At December [Abstract]
Payables to third parties	1,717,388	1,770,271
Trade payables	50,975	4,339
Payables to related parties	62,559	259,216
Deposits	3,384,194	1,073,239
Borrowings		0
Due within 121 to 180 days
At December [Abstract]
Payables to third parties	856,011	504,444
Trade payables	309	95
Payables to related parties	30,390	5,691
Deposits	2,075,859	334,942
Borrowings		0
Due within 181 to 360 days
At December [Abstract]
Payables to third parties	2,060,455	526,553
Trade payables	482	0
Payables to related parties	506,671	323,203
Deposits	4,521,112	1,201,888
Borrowings		1,114,211
Due to 361 days or more days
At December [Abstract]
Payables to third parties	84,759	0
Trade payables	0	0
Payables to related parties	0	0
Deposits	R$ 2,198,340	90,595
Borrowings		R$ 0